Employee Benefit Plans - Fair values of pension plan assets (Detail) - USD ($) $ in Thousands	Nov. 27, 2016	Nov. 29, 2015
Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2,676	$ 1,706
Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	833,302	835,125
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,344	1,720
Cash and cash equivalents [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,676	1,706
Cash and cash equivalents [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. large cap [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. large cap [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	190,811	185,526
U.S. large cap [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. small cap [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. small cap [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37,434	31,935
U.S. small cap [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	144,241	133,298
International [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income securities [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income securities [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	395,995	415,228
Fixed income securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53,783	58,364
Real estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private equity [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private equity [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private equity [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,344	1,720
Hedge funds [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Hedge funds [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,337	7,488
Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | Level 1 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | Level 2 Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,701	3,286
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	837,322	838,551
Fair Value [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,676	1,706
Fair Value [Member] | U.S. large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	190,811	185,526
Fair Value [Member] | U.S. small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37,434	31,935
Fair Value [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	144,241	133,298
Fair Value [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	395,995	415,228
Fair Value [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53,783	58,364
Fair Value [Member] | Private equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,344	1,720
Fair Value [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,337	7,488
Fair Value [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3,701	$ 3,286